Fair Value of Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value, Assets and Liabilities Measured on Recurring Basis	The tables below present the balances of assets and liabilities reported at fair value on a recurring basis, as of the dates indicated.

	December 31, 2022
	Level 1	Level 2	Level 3	Netting(1)	Total
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$0	$281,792	$0	$	$281,792
Obligations of U.S. states and their political subdivisions	0	628,200	0		628,200
Foreign government bonds	0	272,738	724		273,462
U.S. corporate public securities	0	6,443,944	0		6,443,944
U.S. corporate private securities	0	3,573,269	243,460		3,816,729
Foreign corporate public securities	0	1,371,354	6,868		1,378,222
Foreign corporate private securities	0	3,509,162	257,168		3,766,330
Asset-backed securities(2)	0	1,421,852	20,502		1,442,354
Commercial mortgage-backed securities	0	573,930	84,222		658,152
Residential mortgage-backed securities	0	336,216	0		336,216
Subtotal	0	18,412,457	612,944		19,025,401
Market risk benefit assets(3)	0	0	1,393,237		1,393,237
Fixed maturities, trading	0	1,936,159	0		1,936,159
Equity securities	108,076	6,403	28,593		143,072
Short-term investments	0	81,215	16,945		98,160
Cash equivalents	0	1,432,182	0		1,432,182
Other invested assets(4)	4,223	7,680,827	0	(7,637,939)	47,111
Other assets	0	0	141,041		141,041
Receivables from parent and affiliates	0	148,075	0		148,075
Subtotal excluding separate account assets	112,299	29,697,318	2,192,760	(7,637,939)	24,364,438
Separate account assets(5)(6)	102,243	108,682,425	4,645		108,789,313
Total assets	$214,542	$138,379,743	$2,197,405	$(7,637,939)	$133,153,751
Market risk benefit liabilities(3)	$0	$0	$5,521,601	$	$5,521,601
Policyholders' account balances	0	0	3,502,096		3,502,096
Payables to parent and affiliates	0	18,653,159	0	(16,568,242)	2,084,917
Other liabilities	899	(9,496)	0	(670)	(9,267)
Total liabilities	$899	$18,643,663	$9,023,697	$(16,568,912)	$11,099,347

	December 31, 2021
	Level 1	Level 2	Level 3	Netting(1)	Total
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$0	$333,940	$0	$	$333,940
Obligations of U.S. states and their political subdivisions	0	630,521	0		630,521
Foreign government bonds	0	350,321	150		350,471
U.S. corporate public securities	0	5,131,872	0		5,131,872
U.S. corporate private securities	0	1,873,370	131,505		2,004,875
Foreign corporate public securities	0	921,008	8,894		929,902
Foreign corporate private securities	0	2,508,676	245,235		2,753,911
Asset-backed securities(2)	0	484,861	62,449		547,310
Commercial mortgage-backed securities	0	463,689	111,495		575,184
Residential mortgage-backed securities	0	20,180	0		20,180
Subtotal	0	12,718,438	559,728		13,278,166
Market risk benefit assets(3)	0	0	1,786,565		1,786,565
Fixed maturities, trading	0	3,302,392	0		3,302,392
Equity securities	58,160	40,635	12,472		111,267
Short-term investments	9,997	135,440	0		145,437
Cash equivalents	13,999	422,633	0		436,632
Other invested assets(4)	246,097	6,840,437	0	(6,818,009)	268,525
Other assets	0	0	72,937		72,937
Receivables from parent and affiliates	0	162,045	0		162,045
Subtotal excluding separate account assets	328,253	23,622,020	2,431,702	(6,818,009)	19,563,966
Separate account assets(5)(6)	52,100	144,059,558	0		144,111,658
Total assets	$380,353	$167,681,578	$2,431,702	$(6,818,009)	$163,675,624
Market risk benefit liabilities(3)	$0	$0	$9,764,443	$	$9,764,443
Policyholders' account balances	0	0	3,245,773		3,245,773
Payables to parent and affiliates	0	12,563,253	0	(12,563,253)	0
Other liabilities	10,730	12,624	0	(4,829)	18,525
Total liabilities	$10,730	$12,575,877	$13,010,216	$(12,568,082)	$13,028,741

(1)“Netting” amounts represent cash collateral of $(8,931) million and $(5,750) million as of December 31, 2022 and 2021, respectively.
(2)Includes credit-tranched securities collateralized by syndicated bank loans, sub-prime mortgages, auto loans, credit cards, education loans and other asset types.
(3)Amounts adjusted for the implementation of ASU 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.
(4)Other invested assets excluded from the fair value hierarchy include certain hedge funds, private equity funds and other funds for which fair value is measured at net asset value ("NAV") per share (or its equivalent) as a practical expedient. At December 31, 2022 and 2021, the fair values of such investments were $69 million and $79 million, respectively.
(5)Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Company's Consolidated Statements of Financial Position.
(6)Separate account assets included in the fair value hierarchy exclude investments in entities that calculate NAV per share (or its equivalent) as a practical expedient. Such investments excluded from the fair value hierarchy include investments in real estate, hedge funds and a corporate owned life insurance fund, for which fair value is measured at NAV per share (or its equivalent). At December 31, 2022 and 2021, the fair value of such investments was $5,262 million and $5,686 million, respectively.

Fair Value Inputs, Assets and Liabilities, Quantitative Information	The tables below present quantitative information regarding significant internally-priced Level 3 assets and liabilities.

	December 31, 2022
	Fair Value	Valuation Techniques	Unobservable Inputs		Minimum		Maximum	Weighted Average		Impact of Increase in Input on Fair Value(1)
	(in thousands)
Assets:
Corporate securities(2)	$408,494	Discounted cash flow	Discount rate		9.77%		20%	16.53%		Decrease
		Market Comparables	EBITDA multiples(3)	2.2	X	23.5	X	8.1	X	Increase
Market risk benefit assets(4)(5)	$1,393,237	Discounted cash flow	Lapse rate(6)		1%		20%			Increase
			Spread over SOFR(7)		0.50%		2.20%			Increase
			Utilization rate(8)		38%		95%			Decrease
			Withdrawal rate	See table footnote (9) below.
			Mortality rate(10)		0%		15%			Increase
			Equity volatility curve		18%		26%			Decrease
Liabilities:
Market risk benefit liabilities(4)(5)	$5,521,601	Discounted cash flow	Lapse rate(6)		1%		20%			Decrease
			Spread over SOFR(7)		0.50%		2.20%			Decrease
			Utilization rate(8)		38%		95%			Increase
			Withdrawal rate	See table footnote (9) below.
			Mortality rate(10)		0%		15%			Decrease
			Equity volatility curve		18%		26%			Increase
Policyholders' account balances(11)	$3,502,096	Discounted cash flow	Lapse rate(6)		1%		80%			Decrease
			Spread over SOFR(7)		0.22%		2.26%			Decrease
			Mortality rate(10)		0%		23%			Decrease
			Equity volatility curve		6%		30%			Increase
			Option Budget(12)		(2)%		6%			Increase

	December 31, 2021
	Fair Value	Valuation Techniques	Unobservable Inputs	Minimum	Maximum	Weighted Average	Impact of Increase in Input on Fair Value(1)
	(in thousands)
Assets:
Corporate securities(2)	$312,139	Discounted cash flow	Discount rate	1.65%	20%	4.57%	Decrease
		Market Comparables	EBITDA multiples(3)	4.9 X	19.2 X	9.0 X	Increase
		Liquidation	Liquidation Value	62.58%	62.58%	62.58%	Increase
Market risk benefit assets(4)(5)	$1,786,565	Discounted cash flow	Lapse rate(6)	1%	20%		Increase
			Spread over LIBOR(7)	0.03%	1.13%		Increase
			Utilization rate(8)	39%	96%		Decrease
			Withdrawal rate	See table footnote (9) below.
			Mortality rate(10)	0%	15%		Increase
			Equity volatility curve	16%	25%		Decrease
Liabilities:
Market risk benefit liabilities(4)(5)	$9,764,443	Discounted cash flow	Lapse rate(6)	1%	20%		Decrease
			Spread over LIBOR(7)	0.03%	1.13%		Decrease
			Utilization rate(8)	39%	96%		Increase
			Withdrawal rate	See table footnote (9) below.
			Mortality rate(10)	0%	15%		Decrease
			Equity volatility curve	16%	25%		Increase
Policyholders' account balances(11)	$3,245,773	Discounted cash flow	Lapse rate(6)	1%	42%		Decrease
			Spread over LIBOR(7)	0.03%	1.13%		Decrease
			Mortality rate(10)	0%	23%		Decrease
			Equity volatility curve	6%	31%		Increase
(1)Conversely, the impact of a decrease in input would have the opposite impact on fair value as that presented in the table.
(2)Includes assets classified as fixed maturities, available-for-sale and fixed maturities trading.
(3)Represents multiples of earnings before interest, taxes, depreciation and amortization ("EBITDA"), and are amounts used when the Company has determined that market participants would use such multiples when valuing the investments.
(4)Market risk benefits primarily represent fair value for all living benefit guarantees including accommodation, withdrawal and income benefits. Since the valuation methodology for these assets and liabilities uses a range of inputs that vary at the contract level over the cash flow projection period, presenting a range, rather than weighted average, is a more meaningful representation of the unobservable inputs used in the valuation.
(5)Amounts adjusted for the implementation of ASU 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.
(6)Lapse rates for contracts with living benefit guarantees are adjusted at the contract level based on the in-the-moneyness of the living benefit and reflect other factors, such as the applicability of any surrender charges. Lapse rates are reduced when contracts are more in-the-money. Lapse rates for contracts with index-linked crediting guarantees may be adjusted at the contract level based on the applicability of any surrender charges, product type, and market related factors such as interest rates. Lapse rates are also generally assumed to be lower for the period where surrender charges apply. For any given contract, lapse rates vary throughout the period over which cash flows are projected for the purposes of valuing these embedded derivatives.
(7)The spread over the SOFR swap curve and the LIBOR swap curve represents the premium added to the proxy for the risk-free rate (SOFR or LIBOR, as applicable) to reflect the Company's estimates of rates that a market participant would use to value the living benefits in both the accumulation and payout phases and index-linked interest crediting guarantees as of December 31, 2022 and 2021, respectively. This spread includes an estimate of NPR, which is the risk that the obligation will not be fulfilled by the Company. NPR is primarily estimated by utilizing the credit spreads associated with issuing funding agreements, adjusted for any illiquidity risk premium. In order to reflect the financial strength ratings of the Company, credit spreads associated with funding agreements, as opposed to credit spread associated with debt, are utilized in developing this estimate because funding agreements, living benefit guarantees, and index-linked interest crediting guarantees are insurance liabilities and are therefore senior to debt.
(8)The utilization rate assumption estimates the percentage of contracts that will utilize the benefit during the contract duration and begin lifetime withdrawals at various time intervals from contract inception. The remaining contractholders are assumed to either begin lifetime withdrawals immediately or never utilize the benefit. Utilization assumptions may vary by product type, tax status and age. The impact of changes in these assumptions is highly dependent on the product type, the age of the contractholder at the time of the sale, and the timing of the first lifetime income withdrawal. Range reflects the utilization rate for the vast majority of business with living benefits.
(9)The withdrawal rate assumption estimates the magnitude of annual contractholder withdrawals relative to the maximum allowable amount under the contract. These assumptions vary based on the age of the contractholder, the tax status of the contract and the duration since the contractholder began lifetime withdrawals. As of December 31, 2022 and 2021, the minimum withdrawal rate assumption is 77% and 76%, respectively. As of December 31, 2022 and 2021, the maximum withdrawal rate assumption may be greater than 100%. The fair value of the liability will generally increase the closer the withdrawal rate is to 100% and decrease as the withdrawal rate moves further away from 100%.
(10)The range reflects the mortality rates for the vast majority of business with living benefits and other contracts, with policyholders ranging from 50 to 90 years old. While the majority of living benefits have a minimum age requirement, certain other contracts do not have an age restriction. This results in contractholders with mortality rates approaching 0% for certain benefits. Mortality rates may vary by product, age, and duration. A mortality improvement assumption is also incorporated into the overall mortality table.
(11)Policyholders’ account balances primarily represent general account liabilities for the index-linked interest credited on certain of the Company’s life and annuity products that are accounted for as embedded derivatives. Since the valuation methodology for these liabilities uses a range of inputs that vary at the contract level over the cash flow projection period, presenting a range, rather than a weighted average, is a more meaningful representation of the unobservable inputs used in the valuation.
(12)Option budget estimates the expected long-term cost of options used to hedge exposures associated with equity price and interest rate changes. The level of option budgets determines future costs of the options, which impacts the growth in account value and the valuation of embedded derivatives.
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation	The following tables describe changes in fair values of Level 3 assets and liabilities as of the dates indicated, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities still held at the end of their respective periods (excluding MRBs disclosed in Note 10). When a determination is made to classify assets and liabilities within Level 3, the determination is based on significance of the unobservable inputs in the overall fair value measurement. All transfers are based on changes in the observability of the valuation inputs, including the availability of pricing service information that the Company can validate. Transfers into Level 3 are generally the result of unobservable inputs utilized within valuation methodologies and the use of indicative broker quotes for assets that were previously valued using observable inputs. Transfers out of Level 3 are generally due to the use of observable inputs in valuation methodologies as well as the availability of pricing service information for certain assets that the Company can validate.

	Year Ended December 31, 2022(6)(9)
	Fair Value, beginning of period	Total realized and unrealized gains (losses)	Purchases	Sales	Issuances	Settlements	Other(1)	Transfers into Level 3	Transfers out of Level 3	Fair Value, end of period	Unrealized gains (losses) for assets still held(2)
	(in thousands)
Fixed maturities, available-for-sale:
U.S. government	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Foreign government	150	73	501	0	0	0	0	0	0	724	69
Corporate securities(3)	385,634	(47,296)	323,603	(62,827)	0	(102,377)	106,408	10,475	(106,124)	507,496	(45,235)
Structured securities(4)	173,944	(26,318)	81,576	0	0	(1,993)	0	0	(122,485)	104,724	(28,489)
Other assets:
Fixed maturities, trading	0	0	0	0	0	0	0	0	0	0	0
Equity securities	12,472	(3,310)	10,000	(230)	0	0	9,661	0	0	28,593	(3,872)
Short-term investments	0	114	18,046	0	0	(8,560)	7,290	55	0	16,945	73
Cash equivalents	0	0	0	0	0	0	0	0	0	0	0
Other assets	72,937	44,096	49,677	0	0	(3,855)	(21,814)	0	0	141,041	47,951
Separate account assets	0	(70)	7,715	(3,000)	0	0	0	0	0	4,645	(70)
Liabilities:
Policyholders' account balances(5)	(3,245,773)	(409,912)	0	0	(1,094,824)	0	1,248,413	0	0	(3,502,096)	(289,548)

	Year Ended December 31, 2022(6)
	Total realized and unrealized gains (losses)					Unrealized gains (losses) for assets still held(2)
	Realized investment gains (losses), net	Other income (loss)	Interest credited to policyholders' account balances	Included in other comprehensive income (loss)	Net investment income	Realized investment gains (losses), net	Other income (loss)	Interest credited to policyholders' account balances	Included in other comprehensive income (loss)(8)
	(in thousands)
Fixed maturities, available-for-sale	$(16,829)	$0	$0	$(56,470)	$(242)	$(14,416)	$0	$0	$(59,239)
Other assets:
Fixed maturities, trading	0	0	0	0	0	0	0	0	0
Equity securities	0	(3,310)	0	0	0	0	(3,872)	0	0
Short-term investments	77	0	0	73	(36)	0	0	0	73
Cash equivalents	0	0	0	0	0	0	0	0	0
Other assets	44,096	0	0	0	0	47,951	0	0	0
Separate account assets	0	0	(70)	0	0	0	0	(70)	0
Liabilities:
Policyholders' account balances	(409,912)	0	0	0	0	(289,548)	0	0	0

	Year Ended December 31, 2021(6)(9)
	Fair Value, beginning of period	Total realized and unrealized gains (losses)	Purchases	Sales	Issuances	Settlements	Other(1)	Transfers into Level 3	Transfers out of Level 3	Fair Value, end of period	Unrealized gains (losses) for assets still held(2)
	(in thousands)
Fixed maturities, available-for-sale:
U.S. government	$55,000	$0	$0	$(55,000)	$0	$0	$0	$0	$0	$0	$0
Foreign government	163	(13)	0	0	0	0	0	0	0	150	(15)
Corporate securities(3)	174,776	(10,914)	95,294	(5,085)	0	(28,690)	156,667	9,313	(5,727)	385,634	(11,298)
Structured securities(4)	2,065	4,165	74,800	(29)	0	(1,761)	32,859	107,038	(45,193)	173,944	4,189
Other assets:
Fixed maturities, trading	755	46	0	0	0	0	0	0	(801)	0	46
Equity securities	7,889	709	0	0	0	0	3,874	0	0	12,472	709
Short-term investments	0	181	0	0	0	(1,871)	1,690	0	0	0	0
Cash equivalents	0	147	0	0	0	(1,377)	1,230	0	0	0	0
Other assets	0	1,258	1,170	0	0	(899)	71,408	0	0	72,937	359
Separate account assets	0	0	0	0	0	0	0	0	0	0	0
Liabilities:
Policyholders' account balances(5)	(1,155,274)	(78,321)	0	0	(265,807)	0	(1,746,371)	0	0	(3,245,773)	5,476

	Year Ended December 31, 2021(6)
	Total realized and unrealized gains (losses)				Unrealized gains (losses) for assets still held(2)
	Realized investment gains (losses), net	Other income (loss)	Included in other comprehensive income (loss)	Net investment income	Realized investment gains (losses), net	Other income (loss)	Included in other comprehensive income (loss)(8)
	(in thousands)
Fixed maturities, available-for-sale	$(832)	$0	$(6,318)	$388	$(1,778)	$0	$(5,346)
Other assets:
Fixed maturities, trading	0	46	0	0	0	46	0
Equity securities	0	709	0	0	0	709	0
Short-term investments	181	0	0	0	0	0	0
Cash equivalents	147	0	0	0	0	0	0
Other assets	1,258	0	0	0	359	0	0
Separate account assets	0	0	0	0	0	0	0
Liabilities:
Policyholders' account balances	(78,321)	0	0	0	5,476	0	0

	Year Ended December 31, 2020
	Total realized and unrealized gains (losses)				Unrealized gains (losses) for assets still held(2)
	Realized investment gains (losses), net(7)	Other income (loss)	Included in other comprehensive income (loss)	Net investment income	Realized investment gains (losses), net	Other income (loss)	Included in other comprehensive income (loss)(8)
	(in thousands)
Fixed maturities, available-for-sale	$(5,019)	$0	$19,106	$145	$(4,773)	$0	$18,962
Other assets:
Fixed maturities, trading	0	87	0	0	0	87	0
Equity securities	0	2,821	0	0	0	1,211	0
Short-term investments	0	0	0	0	0	0	0
Cash equivalents	0	0	0	0	0	0	0
Other assets	0	0	0	0	0	0	0
Reinsurance recoverables	3,604,075	0	0	0	3,889,923	0	0
Receivables from parent and affiliates	0	0	0	23	0	0	0
Liabilities:
Future policy benefits	(3,610,281)	0	0	0	(3,896,128)	0	0
Policyholders' account balances	(30,199)	0	0	0	3,853	0	0

(1)For current year "Other" in policyholders' account balances largely represent non-cash moves related to novated indexed variable annuities under the reinsurance agreement with FLIAC. See Note 11 for more details regarding these transactions. In addition, other assets and policyholders' account balances represents an out of period adjustment related to certain portions of reinsurance activity that had been incorrectly recorded on the balance sheet during the fourth quarter of 2021. Prior year represents non-cash transfers related to the 2021 Variable Annuities Recapture. Refer to Note 1 for more details.
(2)Unrealized gains or losses related to assets still held at the end of the period do not include amortization or accretion of premiums and discounts.
(3)Includes U.S. corporate private, foreign corporate public, foreign corporate private securities and foreign government bonds.
(4)Includes asset-backed and commercial mortgage-backed securities.
(5)Issuances and settlements for Policyholders' account balances are presented net in the rollforward.
(6)Effective January 1, 2021, Future policy benefits and Reinsurance recoverables previously included in "Changes in level 3 assets and liabilities" are reported in Note 10 Market Risk Benefits.
(7)Realized investment gains (losses) on future policy benefits and reinsurance recoverables primarily represent the change in the fair value of the Company's living benefit guarantees on certain of its variable annuity contracts. Refer to Note 1 for impacts to Realized investments gains (losses), net related to the 2021 Variable Annuities Recapture and the Affiliated Reinsurance Agreement.
(8)Effective January 1, 2020, the changes in unrealized gains and losses for the period included in other comprehensive income for recurring Level 3 fair value measurements held at the end of the reporting period were added prospectively due to adoption of ASU 2018-13.
(9)Excludes MRB assets of $1,393 million and $1,787 million and MRB liabilities of $5,522 million and $9,764 million for period ending December 31, 2022 and 2021, respectively. See Note 10 for additional information.

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation	The following tables describe changes in fair values of Level 3 assets and liabilities as of the dates indicated, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities still held at the end of their respective periods (excluding MRBs disclosed in Note 10). When a determination is made to classify assets and liabilities within Level 3, the determination is based on significance of the unobservable inputs in the overall fair value measurement. All transfers are based on changes in the observability of the valuation inputs, including the availability of pricing service information that the Company can validate. Transfers into Level 3 are generally the result of unobservable inputs utilized within valuation methodologies and the use of indicative broker quotes for assets that were previously valued using observable inputs. Transfers out of Level 3 are generally due to the use of observable inputs in valuation methodologies as well as the availability of pricing service information for certain assets that the Company can validate.

	Year Ended December 31, 2022(6)(9)
	Fair Value, beginning of period	Total realized and unrealized gains (losses)	Purchases	Sales	Issuances	Settlements	Other(1)	Transfers into Level 3	Transfers out of Level 3	Fair Value, end of period	Unrealized gains (losses) for assets still held(2)
	(in thousands)
Fixed maturities, available-for-sale:
U.S. government	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Foreign government	150	73	501	0	0	0	0	0	0	724	69
Corporate securities(3)	385,634	(47,296)	323,603	(62,827)	0	(102,377)	106,408	10,475	(106,124)	507,496	(45,235)
Structured securities(4)	173,944	(26,318)	81,576	0	0	(1,993)	0	0	(122,485)	104,724	(28,489)
Other assets:
Fixed maturities, trading	0	0	0	0	0	0	0	0	0	0	0
Equity securities	12,472	(3,310)	10,000	(230)	0	0	9,661	0	0	28,593	(3,872)
Short-term investments	0	114	18,046	0	0	(8,560)	7,290	55	0	16,945	73
Cash equivalents	0	0	0	0	0	0	0	0	0	0	0
Other assets	72,937	44,096	49,677	0	0	(3,855)	(21,814)	0	0	141,041	47,951
Separate account assets	0	(70)	7,715	(3,000)	0	0	0	0	0	4,645	(70)
Liabilities:
Policyholders' account balances(5)	(3,245,773)	(409,912)	0	0	(1,094,824)	0	1,248,413	0	0	(3,502,096)	(289,548)

	Year Ended December 31, 2022(6)
	Total realized and unrealized gains (losses)					Unrealized gains (losses) for assets still held(2)
	Realized investment gains (losses), net	Other income (loss)	Interest credited to policyholders' account balances	Included in other comprehensive income (loss)	Net investment income	Realized investment gains (losses), net	Other income (loss)	Interest credited to policyholders' account balances	Included in other comprehensive income (loss)(8)
	(in thousands)
Fixed maturities, available-for-sale	$(16,829)	$0	$0	$(56,470)	$(242)	$(14,416)	$0	$0	$(59,239)
Other assets:
Fixed maturities, trading	0	0	0	0	0	0	0	0	0
Equity securities	0	(3,310)	0	0	0	0	(3,872)	0	0
Short-term investments	77	0	0	73	(36)	0	0	0	73
Cash equivalents	0	0	0	0	0	0	0	0	0
Other assets	44,096	0	0	0	0	47,951	0	0	0
Separate account assets	0	0	(70)	0	0	0	0	(70)	0
Liabilities:
Policyholders' account balances	(409,912)	0	0	0	0	(289,548)	0	0	0

	Year Ended December 31, 2021(6)(9)
	Fair Value, beginning of period	Total realized and unrealized gains (losses)	Purchases	Sales	Issuances	Settlements	Other(1)	Transfers into Level 3	Transfers out of Level 3	Fair Value, end of period	Unrealized gains (losses) for assets still held(2)
	(in thousands)
Fixed maturities, available-for-sale:
U.S. government	$55,000	$0	$0	$(55,000)	$0	$0	$0	$0	$0	$0	$0
Foreign government	163	(13)	0	0	0	0	0	0	0	150	(15)
Corporate securities(3)	174,776	(10,914)	95,294	(5,085)	0	(28,690)	156,667	9,313	(5,727)	385,634	(11,298)
Structured securities(4)	2,065	4,165	74,800	(29)	0	(1,761)	32,859	107,038	(45,193)	173,944	4,189
Other assets:
Fixed maturities, trading	755	46	0	0	0	0	0	0	(801)	0	46
Equity securities	7,889	709	0	0	0	0	3,874	0	0	12,472	709
Short-term investments	0	181	0	0	0	(1,871)	1,690	0	0	0	0
Cash equivalents	0	147	0	0	0	(1,377)	1,230	0	0	0	0
Other assets	0	1,258	1,170	0	0	(899)	71,408	0	0	72,937	359
Separate account assets	0	0	0	0	0	0	0	0	0	0	0
Liabilities:
Policyholders' account balances(5)	(1,155,274)	(78,321)	0	0	(265,807)	0	(1,746,371)	0	0	(3,245,773)	5,476

	Year Ended December 31, 2021(6)
	Total realized and unrealized gains (losses)				Unrealized gains (losses) for assets still held(2)
	Realized investment gains (losses), net	Other income (loss)	Included in other comprehensive income (loss)	Net investment income	Realized investment gains (losses), net	Other income (loss)	Included in other comprehensive income (loss)(8)
	(in thousands)
Fixed maturities, available-for-sale	$(832)	$0	$(6,318)	$388	$(1,778)	$0	$(5,346)
Other assets:
Fixed maturities, trading	0	46	0	0	0	46	0
Equity securities	0	709	0	0	0	709	0
Short-term investments	181	0	0	0	0	0	0
Cash equivalents	147	0	0	0	0	0	0
Other assets	1,258	0	0	0	359	0	0
Separate account assets	0	0	0	0	0	0	0
Liabilities:
Policyholders' account balances	(78,321)	0	0	0	5,476	0	0

	Year Ended December 31, 2020
	Total realized and unrealized gains (losses)				Unrealized gains (losses) for assets still held(2)
	Realized investment gains (losses), net(7)	Other income (loss)	Included in other comprehensive income (loss)	Net investment income	Realized investment gains (losses), net	Other income (loss)	Included in other comprehensive income (loss)(8)
	(in thousands)
Fixed maturities, available-for-sale	$(5,019)	$0	$19,106	$145	$(4,773)	$0	$18,962
Other assets:
Fixed maturities, trading	0	87	0	0	0	87	0
Equity securities	0	2,821	0	0	0	1,211	0
Short-term investments	0	0	0	0	0	0	0
Cash equivalents	0	0	0	0	0	0	0
Other assets	0	0	0	0	0	0	0
Reinsurance recoverables	3,604,075	0	0	0	3,889,923	0	0
Receivables from parent and affiliates	0	0	0	23	0	0	0
Liabilities:
Future policy benefits	(3,610,281)	0	0	0	(3,896,128)	0	0
Policyholders' account balances	(30,199)	0	0	0	3,853	0	0

(1)For current year "Other" in policyholders' account balances largely represent non-cash moves related to novated indexed variable annuities under the reinsurance agreement with FLIAC. See Note 11 for more details regarding these transactions. In addition, other assets and policyholders' account balances represents an out of period adjustment related to certain portions of reinsurance activity that had been incorrectly recorded on the balance sheet during the fourth quarter of 2021. Prior year represents non-cash transfers related to the 2021 Variable Annuities Recapture. Refer to Note 1 for more details.
(2)Unrealized gains or losses related to assets still held at the end of the period do not include amortization or accretion of premiums and discounts.
(3)Includes U.S. corporate private, foreign corporate public, foreign corporate private securities and foreign government bonds.
(4)Includes asset-backed and commercial mortgage-backed securities.
(5)Issuances and settlements for Policyholders' account balances are presented net in the rollforward.
(6)Effective January 1, 2021, Future policy benefits and Reinsurance recoverables previously included in "Changes in level 3 assets and liabilities" are reported in Note 10 Market Risk Benefits.
(7)Realized investment gains (losses) on future policy benefits and reinsurance recoverables primarily represent the change in the fair value of the Company's living benefit guarantees on certain of its variable annuity contracts. Refer to Note 1 for impacts to Realized investments gains (losses), net related to the 2021 Variable Annuities Recapture and the Affiliated Reinsurance Agreement.
(8)Effective January 1, 2020, the changes in unrealized gains and losses for the period included in other comprehensive income for recurring Level 3 fair value measurements held at the end of the reporting period were added prospectively due to adoption of ASU 2018-13.
(9)Excludes MRB assets of $1,393 million and $1,787 million and MRB liabilities of $5,522 million and $9,764 million for period ending December 31, 2022 and 2021, respectively. See Note 10 for additional information.

Fair Value Measurements, Nonrecurring	The following tables represent information for assets measured at fair value on a nonrecurring basis. The fair value measurement is nonrecurring as these assets are measured at fair value only when there is a triggering event (e.g., an evidence of impairment). Assets included in the table are those that were impaired during the respective reporting periods and that are still held as of the reporting date. The estimated fair values for these amounts were determined using significant unobservable inputs (Level 3).

	Year Ended December 31,
	2022	2021	2020
	(in thousands)
Equity in earnings of operating joint venture, net of taxes
Investment in joint venture	$(75,000)	$0	$0

Gains (Losses):
Other invested assets	$(11,125)	$0	$0

	December 31, 2022	December 31, 2021
	(in thousands)
Carrying value after measurement as of period end:
Investment in joint venture(1)	$60,456	$0
Other invested assets	0	0
(1)Reported carrying value includes value as of the measurement period of June 30, 2022 for "Investment in joint venture".

Fair Value Disclosure Financial Instruments Not Carried at Fair Value	The tables below present the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. The financial instruments presented below are reported at carrying value on the Company’s Consolidated Statements of Financial Position. In some cases, as described below, the carrying amount equals or approximates fair value.

	December 31, 2022
	Fair Value				Carrying Amount(1)
	Level 1	Level 2	Level 3	Total	Total
	(in thousands)
Assets:
Commercial mortgage and other loans	$0	$0	$4,602,177	$4,602,177	$4,928,680
Policy loans	0	0	505,367	505,367	505,367
Short-term investments	26,331	0	0	26,331	26,331
Cash and cash equivalents	675,445	290,000	0	965,445	965,445
Accrued investment income	0	219,635	0	219,635	219,635
Reinsurance recoverables	0	0	25,127	25,127	27,183
Receivables from parent and affiliates	0	76,846	0	76,846	76,846
Other assets	0	94,200	730,682	824,882	824,882
Total assets	$701,776	$680,681	$5,863,353	$7,245,810	$7,574,369
Liabilities:
Policyholders’ account balances - investment contracts	$0	$1,192,271	$3,141,000	$4,333,271	$4,351,945
Cash collateral for loaned securities	0	86,750	0	86,750	86,750
Short-term debt to affiliates	0	120,325	0	120,325	126,250
Long-term debt to affiliates	0	173,905	0	173,905	185,563
Payables to parent and affiliates	0	41,654	0	41,654	41,654
Other liabilities	0	1,269,615	33,250	1,302,865	1,302,866
Total liabilities	$0	$2,884,520	$3,174,250	$6,058,770	$6,095,028

	December 31, 2021
	Fair Value				Carrying Amount(1)
	Level 1	Level 2	Level 3	Total	Total
	(in thousands)
Assets:
Commercial mortgage and other loans	$0	$0	$2,883,710	$2,883,710	$2,832,560
Policy loans	0	0	1,327,485	1,327,485	1,327,485
Short-term investments	37,000	0	0	37,000	37,000
Cash and cash equivalents	297,299	185,000	0	482,299	482,299
Accrued investment income	0	160,027	0	160,027	160,027
Reinsurance recoverables	0	0	29,931	29,931	28,883
Receivables from parent and affiliates	0	116,086	0	116,086	116,086
Other assets	0	134,598	434,383	568,981	568,981
Total assets	$334,299	$595,711	$4,675,509	$5,605,519	$5,553,321
Liabilities:
Policyholders’ account balances - investment contracts	$0	$1,356,850	$2,590,487	$3,947,337	$3,941,822
Cash collateral for loaned securities	0	3,004	0	3,004	3,004
Long-term debt to affiliates	0	319,225	0	319,225	320,362
Payables to parent and affiliates	0	31,775	0	31,775	31,775
Other liabilities	0	864,788	34,091	898,879	898,879
Total liabilities	$0	$2,575,642	$2,624,578	$5,200,220	$5,195,842
(1)Carrying values presented herein differ from those in the Company’s Consolidated Statements of Financial Position because certain items within the respective financial statement captions are not considered financial instruments or out of scope under authoritative guidance relating to disclosures of the fair value of financial instruments.